Note 9 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Shares Underlying Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at January 1, 2019	1,032,211	$8.90	$169,495
Granted	733,400	3.42
Exercised	-	-
Cancelled	-	-
Forfeitures	(20,800)	15.10

Balance at December 31, 2019	1,744,811	$6.53	$1,047,197
Granted	425,648	7.48
Exercised	-	-
Cancelled	(32,360)	2.42
Forfeitures	(600)	15.10

Balance at December 31, 2020	2,137,499	$6.77	$388,461

Schedule of Nonvested Share Activity [Table Text Block]
	Shares Under Option	Weighted Average Grant Date Fair Value
Unvested at January 1, 2019	42,500	$4.83
Granted	733,400	2.09
Vested	(378,025)	2.41
Forfeitures	-	-
Unvested at December 31, 2019	397,875	$2.03
Granted	425,648	5.39
Vested	(322,437)	3.14
Forfeitures	-	-
Unvested at December 31, 2020	501,086	$4.17

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
Per Share Exercise Price			Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)

$0.875	-	$1.10	22,000	1.92	$1.018	22,000	1.92
$2.275	-	$2.50	22,000	3.20	$2.439	22,000	3.20
$2.95	-	$3.70	762,100	7.37	$3.038	600,650	7.09
$4.50	-	$8.10	751,900	7.68	$6.241	571,300	7.15
$9.99	-	$10.10	266,048	8.93	$9.994	107,012	8.03
$15.10			313,451	5.41	$15.100	313,451	5.41

Totals			2,137,499	7.29	$6.773	1,636,413	6.73

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2020			2019
Common stock fair value	$4.82	-	$9.99	$2.95	-	$5.00
Risk-free interest rate	0.29%	-	0.39%	1.55%	-	2.25%
Expected dividend yield		0			0
Expected Option life (in years)	5.00	-	5.75	5.00	-	5.50
Expected stock price volatility		90%			72%

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Restricted nonvested at January 1, 2020	-	$-
Granted in 2020	11,500	3.45
Vested in 2020	-	-
Restricted nonvested at December 31, 2020	11,500	$3.45